Risk information - Key figures for liquidity risk (Details)	Dec. 31, 2020	Dec. 31, 2019
Risk information
LCR under EU Commission's delegated act	447.00%	620.00%
NSFR	135.00%	120.00%
Liquidity risk
Risk information
LCR under EU Commission's delegated act	447.00%	620.00%
NSFR	135.00%	120.00%